Consolidated consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Supplemental cash flow information
Interest received	€ 24,238	€ 26,406
Interest paid	(16,841)	(19,700)
Interest received (paid)	7,397	6,706
Dividend received	143	202
Dividend paid	(2,819)	(2,843)
Debt securities in issue
Changes in liabilities arising from financing activities
Opening balance as at 1 January	151,231	142,367
Cashflows [Abstract]
Additions	99,258	80,301
Redemptions / Disposals	(87,048)	(65,413)
Non Cash Changes [Abstract]
Amortisation	288	357
Other	177	(149)
Changes in unrealised revaluations	(249)	472
Foreign exchange movement	2,353	(6,919)
Closing balance	166,011	151,016
Subordinated loans
Changes in liabilities arising from financing activities
Opening balance as at 1 January	18,100	17,878
Cashflows [Abstract]
Additions	2,242	1,232
Redemptions / Disposals	(1,490)	(1,818)
Non Cash Changes [Abstract]
Amortisation	9	11
Other	32	(7)
Changes in unrealised revaluations	(95)	270
Foreign exchange movement	272	(1,000)
Closing balance	19,068	16,566
Lease liabilities [member]
Changes in liabilities arising from financing activities
Opening balance as at 1 January	1,050	1,116
Cashflows [Abstract]
Redemptions / Disposals	(147)	(143)
Non Cash Changes [Abstract]
Amortisation	15	14
Other	78	132
Foreign exchange movement	2	(12)
Closing balance	€ 998	€ 1,107